AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 95.7%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	6,039,040	$66,852,173
(cost $60,233,876)

Short-Term Investment — 2.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,049,407)	2,049,407	2,049,407

TOTAL INVESTMENTS—98.6% (cost $62,283,283)(wa)		68,901,580

Other assets in excess of liabilities(z) — 1.4%		975,537

Net Assets — 100.0%		$69,877,117

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
667	10 Year U.S. Treasury Notes	Dec. 2025	$75,037,500	$418,534
25	10 Year U.S. Ultra Treasury Notes	Dec. 2025	2,876,953	27,276
				445,810
Short Positions:
83	2 Year U.S. Treasury Notes	Dec. 2025	17,297,070	(7,698)
321	5 Year U.S. Treasury Notes	Dec. 2025	35,051,695	(31,851)
87	20 Year U.S. Treasury Bonds	Dec. 2025	10,143,656	(234,011)
38	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	4,562,375	(134,026)
				(407,586)
				$38,224
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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